COMMITMENTS AND CONTINGENCIES (Details Narrative) - shares	1 Months Ended	9 Months Ended
	Jul. 31, 2022	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to founders, shares	1,725,000
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to founders, shares		900,000
Proposed Public Offering [Member] | Underwriters Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to founders, shares		6,000,000
Underwriting commitments		The underwriters will be entitled to cash underwriting discount of 3.9% of the gross proceeds of the “Proposed Public Offering” and 90,000 representative shares. 1.4% of cash underwriting discount will be payable at the closing of the “Proposed Public Offering”. The balance of 2.5% of underwriting discount will be deferred and payable until the closing of the initial Business Combination